UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Money Market Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd

Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2018

Date of reporting period: 09/30/2017

Item 1 – Report to Stockholders

SEPTEMBER 30, 2017

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock FundsSM

▶	BlackRock Money Market Portfolio

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended September 30, 2017, risk assets, such as stocks and high-yield bonds, continued to deliver strong performance. These markets showed great resilience during a period with big surprises, including the aftermath of the U.K.’s vote to leave the European Union and the outcome of the U.S. presidential election, which brought only brief spikes in equity market volatility. These expressions of isolationism and discontent were countered by the closely watched and less surprising elections in France, the Netherlands, and Australia.

Interest rates rose, which worked against high-quality assets with more interest rate sensitivity. As a result, longer-term U.S. Treasuries posted negative returns, as rising energy prices, modest wage increases, and steady job growth led to expectations of higher inflation and anticipation of interest rate increases by the U.S. Federal Reserve (the “Fed”).

Market prices began to reflect reflationary expectations toward the end of 2016, as investors sensed that a global recovery was afoot. And those expectations have been largely realized in 2017, as many countries throughout the world experienced sustained and synchronized growth for the first time since the financial crisis. Growth rates and inflation are still relatively low, but they are finally rising together.

The Fed responded to these positive developments by increasing interest rates three times and setting expectations for additional interest rate increases. The Fed also announced its plan to begin reducing the vast balance sheet reserves that had accumulated in the wake of the financial crisis. The Fed will reduce its $4.5 trillion balance sheet by only $10 billion in October with further reductions expected in subsequent months.

By contrast, the European Central Bank and the Bank of Japan both continued to expand their balance sheets despite nascent signs of sustained economic growth. The Eurozone and Japan are both approaching the limits of central banks’ ownership share of debt issued by their respective governments, which means central bank bond purchasing plans may need to be reduced in 2018.

Emerging market growth also stabilized, as accelerating growth in China, the second largest economy in the world and the most influential of all developing economies, improved the outlook for corporate profits and economic growth across most developing nations. Chinese demand for commodities and other raw materials allayed concerns about the country’s banking system, leading to rising equity prices and foreign investment flows.

In recent months, financial markets have appeared less dependent on significant U.S. tax reform and infrastructure spending. Rising consumer confidence and improving business sentiment have generated momentum for the U.S. economy, even without the potential effects of major legislative changes. Escalating tensions with North Korea and our nation’s divided politics remain significant concerns; however, benign credit conditions, modest inflation, solid corporate earnings, and the positive outlook for growth in the world’s largest economies have kept markets relatively tranquil.

High valuations across most assets have laid the groundwork for muted returns going forward. At current valuation levels, potential equity gains will likely be closely tied to the pace of earnings growth, which has remained solid thus far in 2017, particularly in emerging markets. In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of September 30, 2017
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	7.71%	18.61%
U.S. small cap equities (Russell 2000® Index)	8.27	20.74
International equities (MSCI Europe, Australasia, Far East Index)	11.86	19.10
Emerging market equities (MSCI Emerging Markets Index)	14.66	22.46
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.47	0.66
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	1.57	(4.61)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	2.31	0.07
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.82	0.84
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	4.19	8.87
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Money Market Overview  For the Six-Month Period Ended September 30, 2017

After clearly telegraphing their intentions in the weeks immediately preceding the March 15, 2017 meeting, the Federal Open Market Committee (the “FOMC”) delivered a 0.25% increase in the Federal Funds target range to 0.75%-1.00%. The strength of the U.S. labor market and continued progress toward the FOMC’s inflation target of 2% were cited as factors contributing to the decision to continue along the path toward the normalization of interest rates. Specifically, the FOMC’s preferred measure of inflation — the core PCE index — increased 1.8% on an annual basis in February, while broader measures of inflation came in above 2% during the first quarter of 2017.

Leading into the June 14, 2017 FOMC meeting, while there had been moderate weakness in inflation, the FOMC stated that they believed this to be transitory and delivered a third consecutive quarterly 0.25% interest rate increase. During this meeting, the FOMC also gave an update on its balance sheet normalization strategy, confirming that it would likely kick off “this year.” The amounts of Treasury and agency mortgage-backed securities that will not be reinvested will be relatively small at the outset. Similarly, the pace at which such securities will “roll off” of the balance sheet will be measured.

This strategy came to fruition at the FOMC’s September 20, 2017 meeting where they made the historic decision to begin unwinding their enormous balance sheet beginning in October. The details of this restructuring broadly follow the plan outlined by the FOMC in June. Information provided at the September FOMC meeting along with subsequent remarks from policy makers suggest a rate hike prior to year-end is certainly possible as the FOMC looks past the potential temporary impacts of recent natural disasters. Additional hikes remain possible in 2018, should sluggish inflationary conditions prove transitory and geopolitical tensions stay relatively contained. The extent to which financial conditions remain loose could also contribute to the pace of monetary policy normalization.

Yields and spreads remained in a tight range in September, and the slope of the London Inter-Bank Offered Rate (“LIBOR”) curve between one and three months continued to be relatively narrow despite the optimistic outlook for interest rates reflected in the FOMC’s updated Summary of Economic Projections. Specifically, the so-called “dot plot” released in conjunction with the September meeting suggested that a 0.25% rate hike in December remains on the table, and an additional three hikes were penciled in for 2018.

Concerns about a potential debt ceiling showdown were forestalled when a bipartisan agreement to temporarily extend the debt limit, along with a continuing resolution to keep the Federal government open until December 8, 2017, were attached to funding for hurricane relief.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Information as of September 30, 2017	BlackRock Money Market Portfolio

Investment Objective

BlackRock Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS

	7-Day SEC Yields	7-Day Yields
Institutional	1.19%	1.19%
Service	0.89%	0.89%
Investor A	0.84%	0.84%
Investor B	0.08%	0.08%
Investor C	0.10%	0.10%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Commercial Paper	50%
Certificates of Deposit	29
Time Deposits	9
Repurchase Agreements	6
Corporate Bonds	3
Municipal Bonds	1
Other Assets Less Liabilities	2

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses and (b) operating expenses, including investment advisory fees, service and distribution fees and other fund expenses. The expense examples shown below (which is based on a hypothetical investment of $1,000 invested on April 1, 2017 and held through September 30, 2017) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical example that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical (a)
	Beginning Account Value 04/01/17	Ending Account Value 09/30/17	Expenses Paid During the Period (b)	Beginning Account Value 04/01/17	Ending Account Value 09/30/17	Expenses Paid During the Period (b)	Annualized Expense Ratio
Institutional	$1,000.00	$1,005.50	$1.01	$1,000.00	$1,024.07	$1.01	0.20%
Service	1,000.00	1,004.00	2.46	1,000.00	1,022.61	2.48	0.49
Investor A	1,000.00	1,003.80	2.76	1,000.00	1,022.31	2.79	0.55
Investor B	1,000.00	1,000.30	6.17	1,000.00	1,018.90	6.23	1.23
Investor C	1,000.00	1,000.50	5.97	1,000.00	1,019.10	6.02	1.19

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)	For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

FUND INFORMATION	5

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock Money Market Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Certificates of Deposit — 29.4%

Domestic — 0.4%
Wells Fargo Bank NA, 1.60%, 07/27/18	USD	4,000	$4,000,000

Euro — 2.5%
ABN AMRO Bank NV, 1.43%, 01/11/18		10,000	10,000,000
KBC Bank NV(a):
1.32%, 10/16/17		5,000	4,997,246
1.38%, 11/13/17		8,000	7,986,908

			22,984,154

Yankee — 26.5%(b)
Bank of Montreal, Chicago, (USD 1 Month LIBOR + 0.54%), 1.78%, 01/11/18(c)		5,000	5,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 1.52%, 11/06/17		8,000	8,000,478
BNP Paribas SA, New York, 1.50%, 10/05/17		7,000	7,000,069
Canadian Imperial Bank of Commerce, New York(c):
(USD 3 Month LIBOR + 0.55%), 1.86%, 10/23/17		12,000	12,001,870
(USD 1 Month LIBOR + 0.55%), 1.79%, 12/01/17		6,000	6,000,000
(USD 1 Month LIBOR + 0.21%), 1.44%, 07/16/18		4,000	4,000,000
Credit Industriel et Commercial, London:
1.56%, 04/13/18		8,000	8,000,213
1.60%, 05/18/18		4,000	4,000,063
Dexia Credit Local SA, New York, (USD 1 Month LIBOR + 0.35%), 1.58%, 01/05/18(c)		12,250	12,250,000
Landesbank Baden-Wurttemberg, London, 1.41%, 12/07/17(a)		12,000	11,968,733
Mitsubishi UFJ Trust & Banking Corp., New York, (USD 1 Month LIBOR + 0.20%), 1.44%, 02/13/18(c)		7,000	7,000,000
Mizuho Bank Ltd., New York(c):
(USD 3 Month LIBOR + 0.65%), 1.95%, 10/16/17		6,000	6,001,042
(USD 1 Month LIBOR + 0.21%), 1.44%, 04/09/18		4,000	4,000,000
Norinchukin Bank, New York:
(USD 1 Month LIBOR + 0.25%), 1.49%, 10/13/17(c)		10,000	10,000,000
1.50%, 10/27/17		4,000	4,000,000
(USD 1 Month LIBOR + 0.18%), 4.25%, 02/21/18 - 03/09/18(c)		16,000	16,000,000
Oversea-Chinese Banking Corp. Ltd., New York:
1.31%, 11/02/17		10,000	9,999,999
1.51%, 04/18/18		5,000	5,000,000
Royal Bank of Canada, New York, (USD 1 Month LIBOR + 0.35%), 1.58%, 03/07/18(c)		6,000	6,000,000
Sumitomo Mitsui Banking Corp., New York(c):
(USD 1 Month LIBOR + 0.30%), 1.53%, 10/04/17		7,700	7,700,000
(USD 1 Month LIBOR + 0.18%), 1.42%, 11/22/17		6,000	6,000,000
Sumitomo Mitsui Trust Bank Ltd., London, 1.46%, 12/22/17		12,000	12,000,000
Sumitomo Mitsui Trust Bank Ltd., New York, (USD 1 Month LIBOR + 0.20%), 1.44%, 01/19/18(c).		10,000	10,000,000
Svenska Handelsbanken AB, New York, 1.55%, 07/13/18		8,000	8,000,312

Security		Par (000)	Value
Yankee (continued)
Swedbank AB, New York, 1.13%, 10/04/17	USD	30,000	$30,000,000
Toronto-Dominion Bank (The), New York:
1.40%, 12/08/17		8,000	8,000,000
(USD 1 Month LIBOR + 0.34%), 1.58%, 03/13/18(c)		8,000	8,000,000
UBS AG, Stamford(c):
(USD 3 Month LIBOR + 0.30%), 1.61%, 02/23/18		4,000	4,000,000
(USD 1 Month LIBOR + 0.27%), 1.51%, 06/01/18		4,000	4,000,000
Westpac Banking Corp., New York, (USD 1 Month LIBOR + 0.52%), 1.76%, 01/09/18(c)		3,000	3,000,000

			246,922,779

Total Certificates of Deposit — 29.4% (Cost: $273,906,933)			273,906,933

Commercial Paper — 49.9%
Antalis SA, 1.21%, 10/05/17(a)(d)		13,000	12,998,267
Bedford Row Funding Corp., (USD 1 Month LIBOR + 0.22%), 1.46%, 06/22/18(c)(d)		4,000	4,000,000
BNP Paribas SA, 1.14%, 10/02/17(a)		5,000	4,999,851
BNZ International Funding Ltd., (USD 1 Month LIBOR + 0.48%), 1.72%, 02/01/18(c)(d)		9,000	9,000,000
Caisse d’Amortissement de la Dette Sociale, 1.16%, 10/02/17(a)(d)		22,000	21,999,265
Caisse des Depots et Consignations, 1.38%, 03/01/18(a)		3,000	2,982,132
CDP Financial, Inc.(a):
1.25%, 01/10/18		15,000	14,938,979
1.27%, 01/22/18(d)		16,900	16,823,081
1.33%, 03/01/18		10,000	9,939,181
Collateralized Commercial Paper Co. LLC, (USD 1 Month LIBOR + 0.15%), 1.39%, 02/21/18(c).		5,000	5,000,000
Commonwealth Bank of Australia, (USD 1 Month LIBOR + 0.41%), 1.64%, 02/15/18(c)(d)		8,500	8,500,000
Crown Point Capital Co. LLC, 1.22%, 10/10/17(a)(d)		5,000	4,998,125
Danske Corp., 1.26%, 12/07/17(a)(d)		7,300	7,282,338
DBS Bank Ltd., 1.23%, 10/05/17(a)(d)		16,200	16,197,894
DNB Bank ASA(d):
1.14%, 10/02/17(a)		25,250	25,249,208
(USD 1 Month LIBOR + 0.10%), 1.34%, 01/19/18(c)		8,000	7,999,785
(USD 1 Month LIBOR + 0.31%), 1.55%, 03/23/18(c)		5,000	5,000,000
DZ Bank AG Deutsche Zentral Genossenschaftsbank, 1.15%, 10/02/17(a)(d)		20,000	19,999,411
Erste Abwicklungsanstalt(a):
1.26%, 11/27/17		14,000	13,971,183
1.36%, 03/09/18		7,000	6,956,408
European Investment Bank(a):
1.21%, 10/02/17		20,000	19,999,344
1.21%, 10/05/17		10,000	9,998,667
Federation des caisses Desjardins du Quebec (The)(a):
1.17%, 10/02/17(d)		30,000	29,999,109
1.54%, 07/18/18		5,000	4,935,958
HSBC Bank plc(c)(d):
(USD 3 Month LIBOR + 0.30%), 1.61%, 02/09/18		5,000	5,000,000
(USD 3 Month LIBOR + 0.14%), 1.47%, 06/25/18		19,000	19,000,000

6	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Money Market Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Commercial Paper (continued)
Landesbank Baden-Wurttemberg, 1.16%, 10/02/17(a)	USD	10,000	$9,999,670
Manhattan Asset Funding Co. LLC, 1.40%, 01/26/18(a)		8,000	7,962,300
Nationwide Building Society, 1.52%, 03/27/18(a)		8,650	8,585,356
Nederlandse Waterschapsbank NV, 1.33%, 02/27/18(a)(d)		9,500	9,444,953
Nieuw Amsterdam Receivables Corp., 1.46%, 02/20/18(a)(d)		5,000	4,971,008
NRW Bank(a):
1.28%, 11/27/17(d)		5,000	4,989,708
1.29%, 12/04/17		12,000	11,972,160
Old Line Funding LLC, 1.28%, 11/20/17(a)(d)		10,000	9,982,083
Oversea-Chinese Banking Corp. Ltd., (USD 1 Month LIBOR + 0.14%), 1.37%, 11/10/17(c)(d)		10,000	10,000,000
Starbird Funding Corp., 1.21%, 10/02/17(a)(d)		1,200	1,199,950
Suncorp-Metway Ltd., 1.32%, 10/30/17(a)		6,000	5,993,523
Toronto-Dominion Bank (The), (USD 1 Month LIBOR + 0.23%), 1.47%, 09/25/18(c)(d)		5,000	5,000,000
Toyota Motor Credit Corp.:
(USD 1 Month LIBOR + 0.20%), 2.87%, 03/14/18 - 05/22/18(c)		11,000	11,000,000
United Overseas Bank Ltd.(a):
1.37%, 02/09/18(d)		7,000	6,964,339
1.39%, 02/20/18		10,000	9,944,778
Victory Receivables Corp., 1.18%, 10/02/17(a)(d).		27,018	27,017,197
Westpac Banking Corp.(c)(d):
(USD 3 Month LIBOR + 0.35%), 1.66%, 10/20/17		7,750	7,750,000
(USD 1 Month LIBOR + 0.19%), 1.43%, 09/14/18		5,000	4,999,758

Total Commercial Paper — 49.9% (Cost: $465,544,969)			465,544,969

Corporate Bonds — 2.8%

Banks — 0.9%
Bank of America NA, (USD 1 Month LIBOR + 0.20%), 1.43%, 10/03/17(c)		8,000	8,000,000

Consumer Finance — 0.7%
Toyota Motor Credit Corp., (USD 3 Month LIBOR + 0.25%), 1.57%, 12/05/17(c)		7,000	7,000,000

Insurance — 1.2%
Metropolitan Life Global Funding I, 1.50%, 01/10/18(d)		11,000	11,002,231

Total Corporate Bonds — 2.8% (Cost: $26,002,231)			26,002,231

Security		Par (000)	Value
Municipal Bonds — 0.8%(d)(e)(f)
RBC Municipal Products, Inc. Trust, Series 2017E-79, RB, VRDN (Royal Bank of Canada LOC), 1.23%, 10/06/17		1,000	$1,000,000
RIB Floater Trust Various States, Series 19WE, RB, VRDN (Barclays Bank plc LOC), 1.59%, 11/03/17		6,600	6,600,000

Total Municipal Bonds — 0.8% (Cost: $7,600,000)			7,600,000

Time Deposits — 8.5%
Barclays Bank plc, 1.22%, 10/04/17	USD	20,000	20,000,000
BNP Paribas SA, 1.16%, 10/02/17		20,000	20,000,000
Credit Agricole Corporate & Investment Bank SA, 1.06%, 10/02/17		17,000	17,000,000
ING Bank NV, 1.20%, 10/02/17		4,000	4,000,000
Skandinaviska Enskilda Banken AB, 1.06%, 10/02/17		18,000	18,000,000

Total Time Deposits — 8.5% (Cost: $79,000,000)			79,000,000

Total Repurchase Agreements — 6.2% (Cost: $58,000,000)			58,000,000

Total Investments — 97.6% (Cost: $910,054,133)(g)			910,054,133
Other Assets Less Liabilities — 2.4%			22,308,793

Net Assets — 100.0%			$932,362,926

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Issuer is a U.S. branch of a foreign domiciled bank.
(c)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of 9/30/2017.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Variable or floating rate security, which interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of 9/30/2017.
(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(g)	Cost for U.S. federal income tax purposes.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (continued) September 30, 2017 (Unaudited)	BlackRock Money Market Portfolio

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
BNP Paribas SA	1.26	%(a)	09/29/17	10/02/17	$4,000	$4,000	$4,000,420	Corporate/Debt Obligations, 2.98% to 7.85%, due 09/15/27 to 07/01/35	$4,505,571	$ 4,280,001
Credit Suisse Securities USA LLC	1.41	(a)	09/29/17	10/02/17	10,000	10,000	10,001,175	Corporate/Debt Obligations, 1.65% to 2.73%, due 04/25/29 to 11/01/47	11,245,000	10,700,132
	1.68	(b)	09/29/17	11/03/17	10,000	10,000	10,016,355	Corporate/Debt Obligation, 2.73%, due 11/01/47	11,250,000	10,702,514

Total Credit Suisse Securities USA LLC						$20,000				$21,402,646
JP Morgan Securities LLC	1.34	(a)	09/29/17	10/02/17	4,000	4,000	4,000,447	Corporate/Debt Obligations, 0.33% to 0.75%, due 11/11/41 to 05/15/47	2,919,567,298	4,280,001
Mizuho Securities USA LLC	1.06		09/29/17	10/02/17	2,000	2,000	2,000,177	U.S. Government Sponsored Agency Obligations, 4.00%, due 12/20/46 to 02/20/47	1,935,583	2,040,000
	2.14	(b)	09/29/17	11/03/17	14,000	14,000	14,029,059	Corporate/Debt Obligations, 1.80% to 2.71%, due 03/16/18 to 04/21/21	14,575,000	14,700,893

Total Mizuho Securities USA LLC						$16,000				$16,740,893
Wells Fargo Securities LLC	1.31	(a)	09/29/17	10/02/17	4,000	4,000	4,000,437	Corporate/Debt Obligations, 3.80% to 4.07%, due 09/25/47 to 02/15/48	4,367,057	4,280,001
	1.58		09/18/17	12/15/17	10,000	10,000	10,038,622	Corporate/Debt Obligation, 0.00%, due 12/04/17	10,528,397	10,500,002

Total Wells Fargo Securities LLC						$14,000				$14,780,003

Total						$58,000				$61,483,544

(a)	Variable rate security. Rate as of period end.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For more information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Short-Term Securities(a)	$—	$910,054,133	$—	$910,054,133

	$—	$910,054,133	$—	$910,054,133

(a)	See above Schedule of Investments for values in each security type.

During the six months ended September 30, 2017, there were no transfers between levels.

See notes to financial statements.

8	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities

September 30, 2017 (Unaudited)

BlackRock Money Market Portfolio

ASSETS
Investments at value — unaffiliated (cost — $852,054,133)	$852,054,133
Cash	21,926,515
Repurchase agreements at value (cost — $58,000,000)	58,000,000
Receivables:
Capital shares sold	313,552
Interest — unaffiliated	771,968
From the Manager	8,260
Prepaid expenses	53,527

Total assets	933,127,955

LIABILITIES
Payables:
Administration fees	70,832
Capital shares redeemed	313,552
Income dividends	67,306
Investment advisory fees	4,283
Officer’s and Trustee’s fees	8,827
Other accrued expenses	130,040
Other affiliates	12,222
Service and distribution fees	51,562
Transfer agent fees	106,405

Total liabilities	765,029

NET ASSETS	$932,362,926

NET ASSETS CONSIST OF
Paid-in capital	$932,328,024
Accumulated net realized gain	34,902

NET ASSETS	$932,362,926

NET ASSET VALUE
Institutional — Based on net assets of $757,062,972 and 757,075,577 shares outstanding, unlimited number of shares authorized, $0.001 par value.	$1.00

Service — Based on net assets of $8,696,195 and 8,696,339 shares outstanding, unlimited number of shares authorized, $0.001 par value.	$1.00

Investor A — Based on net assets of $145,124,581 and 145,127,000 shares outstanding, unlimited number of shares authorized, $0.001 par value.	$1.00

Investor B — Based on net assets of $42,838 and 42,839 shares outstanding, unlimited number of shares authorized, $0.001 par value.	$1.00

Investor C — Based on net assets of $21,436,340 and 21,436,697 shares outstanding, unlimited number of shares authorized, $0.001 par value.	$1.00

See notes to financial statements.

FINANCIAL STATEMENTS	9

Statement of Operations

Six Months Ended September 30, 2017 (Unaudited)

BlackRock Money Market Portfolio

INVESTMENT INCOME
Interest — unaffiliated	$5,329,546

EXPENSES
Investment advisory	1,839,344
Service and distribution — class specific	291,682
Administration	169,766
Transfer agent — class specific	99,718
Administration — class specific	81,740
Registration	40,980
Professional	33,630
Accounting services	22,456
Printing	22,025
Custodian	19,408
Officer’s and Trustee’s fees	11,893
Miscellaneous	29,636

Total expenses	2,662,278
Less:
Fees waived by the Manager	(1,370,569)
Administration fees waived — class specific	(78,545)
Transfer agent fees waived — class specific	(14,453)
Transfer agent fees reimbursed — class specific	(12,208)
Service and distribution fees waived — class specific	(11,724)

Total expenses after fees wavied and/or reimbursed	1,174,779

Net investment income	4,154,767

REALIZED GAIN
Net realized gain from investments	12,935

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,167,702

See notes to financial statements.

10	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	BlackRock Money Market Portfolio
	Six Months Ended 09/30/2017 (Unaudited)	Year Ended 03/31/2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,154,767	$4,220,893
Net realized gain	12,935	77,526

Net increase in net assets resulting from operations	4,167,702	4,298,419

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(3,628,860)	(3,720,586)
Service	(30,778)	(100,507)
Investor A	(482,198)	(369,881)
Investor B	(15)	(144)
Investor C	(12,916)	(29,775)
From net realized gain:
Institutional	—	(44,047)
Service	—	(388)
Investor A	—	(9,953)
Investor B	—	(4)
Investor C	—	(2,144)

Decrease in net assets resulting from distributions to shareholders	(4,154,767)	(4,277,429)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	207,010,224	(615,513,426)

NET ASSETS
Total increase (decrease) in net assets	207,023,159	(615,492,436)
Beginning of period	725,339,767	1,340,832,203

End of period	$932,362,926	$725,339,767

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	11

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Money Market Portfolio
	Institutional
	Six Months Ended 09/30/2017 (Unaudited)		Year Ended March 31,
			2017	2016	2015		2014		2013
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income	0.0055		0.0061	0.0013	0.0000	(a)	0.0000	(a)	0.0000	(a)
Net realized gain	0.0000	(a)	0.0002	0.0001	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0055		0.0063	0.0014	0.0000		0.0000		0.0000

Distributions(b):
From net investment income	(0.0055)		(0.0061)	(0.0013)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
From net realized gain	—		(0.0002)	(0.0001)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0055)		(0.0063)	(0.0014)	(0.0000)		(0.0000)		(0.0000)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d):
Based on net asset value	0.55	%(e)	0.63%	0.13%	0.00%		0.00%		0.00%

Ratios to Average Net Assets:
Total expenses	0.56	%(f)	0.56%	0.56%	0.62%		0.69%		0.70%

Total expenses after fees waived and/or reimbursed	0.20	%(f)	0.20%	0.24%	0.22%		0.24%		0.30%

Net investment income	1.10	%(f)	0.61%	0.11%	0.00%		0.00%		0.00%

Supplemental Data:
Net assets, end of period (000)	$757,063		$569,757	$605,469	$786,626		$857,062		$736,195

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

12	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Money Market Portfolio
	Service
	Six Months Ended 09/30/2017 (Unaudited)		Year Ended March 31,
			2017	2016	2015		2014		2013
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income	0.0040		0.0009	0.0008	0.0000	(a)	0.0000	(a)	0.0000	(a)
Net realized gain (loss)	0.0000	(a)	0.0024	0.0001	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0040		0.0033	0.0009	0.0000		0.0000		0.0000

Distributions(b):
From net investment income	(0.0040)		(0.0009)	(0.0008)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
From net realized gain	—		(0.0024)	(0.0001)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0040)		(0.0033)	(0.0009)	(0.0000)		(0.0000)		(0.0000)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d):
Based on net asset value	0.40	%(e)	0.33%	0.09%	0.00%		0.00%		0.00%

Ratios to Average Net Assets:
Total expenses	0.83	%(f)	0.89%	0.85%	0.90%		0.96%		0.94%

Total expenses after fees waived and/or reimbursed	0.49	%(f)	0.50%	0.27%	0.22%		0.24%		0.30%

Net investment income	0.82	%(f)	0.09%	0.10%	0.00%		0.00%		0.00%

Supplemental Data:
Net assets, end of period (000)	$8,696		$6,191	$520,139	$428,033		$444,820		$380,303

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	13

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Money Market Portfolio
	Investor A
	Six Months Ended 09/30/2017 (Unaudited)		Year Ended March 31,
			2017	2016	2015		2014		2013
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income	0.0037		0.0025	0.0007	0.0000	(a)	0.0000	(a)	0.0000	(a)
Net realized gain (loss)	0.0000	(a)	0.0003	0.0001	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0037		0.0028	0.0008	0.0000		0.0000		0.0000

Distributions(b):
From net investment income	(0.0037)		(0.0025)	(0.0007)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
From net realized gain	—		(0.0003)	(0.0001)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0037)		(0.0028)	(0.0008)	(0.0000)		(0.0000)		(0.0000)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d):
Based on net asset value	0.38	%(e)	0.28%	0.08%	0.00%		0.00%		0.00%

Ratios to Average Net Assets:
Total expenses	0.93	%(f)	0.97%	0.90%	0.93%		0.91%		0.91%

Total expenses after fees waived and/or reimbursed	0.55	%(f)	0.55%	0.29%	0.22%		0.24%		0.30%

Net investment income	0.75	%(f)	0.25%	0.08%	0.00%		0.00%		0.00%

Supplemental Data:
Net assets, end of period (000)	$145,125		$122,896	$176,772	$137,381		$280,222		$296,089

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

14	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Money Market Portfolio
	Investor B
	Six Months Ended 09/30/2017 (Unaudited)		Year Ended March 31,
			2017	2016	2015		2014		2013
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income	0.0003		0.0012	0.0005	0.0000	(a)	0.0000	(a)	0.0000	(a)
Net realized gain	0.0000	(a)	0.0004	0.0001	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0003		0.0016	0.0006	0.0000		0.0000		0.0000

Distributions(b):
From net investment income	(0.0003)		(0.0012)	(0.0005)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
From net realized gain	—		(0.0004)	(0.0001)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0003)		(0.0016)	(0.0006)	(0.0000)		(0.0000)		(0.0000)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d):
Based on net asset value	0.03	%(e)	0.15%	0.06%	0.00%		0.00%		0.00%

Ratios to Average Net Assets:
Total expenses	1.72	%(f)	1.64%	1.86%	1.72%		1.73%		1.70%

Total expenses after fees waived and/or reimbursed	1.23	%(f)	0.61%	0.30%	0.22%		0.24%		0.30%

Net investment income	0.06	%(f)	0.12%	0.04%	0.00%		0.00%		0.00%

Supplemental Data:
Net assets, end of period (000)	$43		$61	$384	$1,060		$2,233		$4,577

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	15

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Money Market Portfolio
	Investor C
	Six Months Ended 09/30/2017 (Unaudited)		Year Ended March 31,
			2017	2016	2015		2014		2013
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income	0.0005		0.0009	0.0010	0.0000	(a)	0.0000	(a)	0.0000	(a)
Net realized gain	0.0000	(a)	0.0001	0.0001	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0005		0.0010	0.0011	0.0000		0.0000		0.0000

Distributions(b):
From net investment income	(0.0005)		(0.0009)	(0.0010)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
From net realized gain	—		(0.0001)	(0.0001)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0005)		(0.0010)	(0.0011)	(0.0000)		(0.0000)		(0.0000)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d):
Based on net asset value	0.05	%(e)	0.10%	0.10%	0.00%		0.00%		0.00%

Ratios to Average Net Assets:
Total expenses	1.62	%(f)	1.62%	1.57%	1.59%		1.58%		1.60%

Total expenses after fees waived and/or reimbursed	1.19	%(f)	0.71%	0.26%	0.22%		0.24%		0.30%

Net investment income	0.11	%(f)	0.09%	0.12%	0.00%		0.00%		0.00%

Supplemental Data:
Net assets, end of period (000)	$21,436		$26,434	$38,069	$26,568		$25,788		$26,411

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

16	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)	BlackRock Money Market Portfolio

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Money Market Portfolio (the “Fund”) is a series of the Trust. The Fund is classified as diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions. Institutional and Service Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are sold without an initial sales charge, except as discussed below. Investor A, Investor B and Investor C Shares may be subject to a contingent deferred sales charge (“CDSC”). Service, Investor A, Investor B and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor B and Investor C Shares also bear certain expenses related to the distribution of such shares. Institutional Shares are sold only to certain eligible investors. Investor A Shares are generally available through financial intermediaries. Investor B and Investor C Shares are available only through exchanges and dividend and capital gain reinvestments by current holders, and for purchase by certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan).

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Services Shares	No	No	None
Investor A Shares	No	No(a)	None
Investor B Shares	No	No(a)	To Investor A Shares after approximately 7, 8 or 10 years
Investor C Shares	No	No(a)	None

(a)	Investor A, Investor B and Investor C Shares may be subject to a CDSC upon redemption of shares received in an exchange transaction for Investor A, Investor B, or Investor C shares, respectively, of a non-money market BlackRock Fund.

Effective on or about the close of business December 27, 2017, all issued and outstanding Investor B Shares will be converted into Investor A Shares.

The Fund operates as a “retail money market fund” under Rule 2a-7 under the 1940 Act.

With respect to the Fund, the Board is permitted to impose a liquidity fee of up to 2% on the value of shares redeemed or temporarily restrict redemptions from the Fund for up to 10 business days during a 90 day period, in the event that the Fund’s weekly liquid assets fall below certain thresholds.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (Unaudited) (continued)	BlackRock Money Market Portfolio

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Fund seeks to maintain its net asset value (“NAV”) per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•	Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Pursuant to the custodial undertaking associated with a tri-party repurchase arrangement, an unaffiliated third party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or a fund, respectively.

In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits a fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, a fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a fund would recognize a liability with respect to such excess collateral. The liability reflects a fund’s obligation under bankruptcy law to return the excess to the counterparty.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

18	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (continued)	BlackRock Money Market Portfolio

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees
First $1 Billion	0.450%
$1 Billion — $2 Billion	0.400
$2 Billion — $3 Billion	0.375
Greater than $3 Billion	0.350

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Service	Investor A	Investor B	Investor C
Distribution Fees	—%	—%	0.75%	0.75%
Service Fees	0.25%	0.25%	0.25%	0.25%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended September 30, 2017, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

	Service	Investor A	Investor B	Investor C	Total
Service and Distribution Fees	$9,430	$160,474	$269	$121,509	$291,682

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 Million	0.0425%
$500 Million — $1 Billion	0.0400
$1 Billion — $2 Billion	0.0375
$2 Billion — $4 Billion	0.0350
$4 Billion — $13 Billion	0.0325
Greater than $13 Billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration – class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended September 30, 2017, the following table shows the class specific administration fees borne directly by each share class of the Fund:

Institutional	Service	Investor A	Investor B	Investor C	Total
$65,716	$754	$12,833	$5	$2,432	$81,740

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended September 30, 2017, the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent – class specific in the Statement of Operations:

Institutional	Service	Investor A	Investor B	Investor C	Total
$127	$9	$8,230	$24	$393	$8,783

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended September 30, 2017, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent – class specific in the Statement of Operations:

Institutional	Investor A	Investor C	Total
$3,100	$12,539	$365	$16,004

For the six months ended September 30, 2017, the following table shows the class specific transfer agent fees borne directly by each class of the Fund:

Institutional	Service	Investor A	Investor B	Investor C	Total
$9,821	$855	$81,090	$41	$7,911	$99,718

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Unaudited) (continued)	BlackRock Money Market Portfolio

Other Fees: For the six months ended September 30, 2017, affiliates received CDSCs as follows:

Investor A	Investor C
$13,643	$120

Expense Limitations, Waivers, Reimbursements, and Recoupments: The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Institutional	Service	Investor A	Investor B	Investor C
0.20%	0.50%	0.55%	1.30%	1.30%

The Manager has agreed not to reduce or discontinue this contractual expense limitation through July 31, 2018, unless approved by the Board, including a majority of the independent trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”) or by a vote of a majority of the outstanding voting securities of the Fund.

These amounts waived and/or reimbursed are included in fees waived by the Manager, and shown as administration fees waived – class specific, service and distribution fees waived – class specific, transfer agent fees reimbursed – class specific and transfer agent fees waived – class specific respectively, in the Statement of Operations. For the six months ended September 30, 2017, class specific expense waivers and/or reimbursements are as follows:

	Institutional	Investor A	Investor B	Total
Administration Fees Waived	$65,716	$12,826	$3	$78,545

	Institutional	Investor A	Total
Transfer Agent Fees Waived	$3,100	$11,353	$14,453

	Institutional	Investor A	Investor B	Total
Transfer Agent Fees Reimbursed	$6,721	$5,479	$8	$12,208

	Investor B	Investor C	Total
Service and Distribution Fees Waived	$28	$11,696	$11,724

The Manager and BRIL voluntarily agreed to waive a portion of their respective management and service and distribution fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income. These amounts are reported in the Statement of Operations as fees waived by the Manager, service and distribution fees waived – class specific and transfer agent fees reimbursed – class specific. The Manager and BRIL may discontinue the waiver and/or reimbursement at any time.

With respect to the contractual expense caps, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the expense cap for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of the following expenses:

(a) The amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement.

(b) The amount by which the expense cap for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that:

•	The Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year; and

•	The Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

In the event the expense cap for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived and/ or reimbursed, the Fund may only make repayments to Manager of amounts waived and/or reimbursed by Manager if such repayments do not cause the Fund’s net expense ratios to exceed the Fund’s expense cap in place at time of waiver and/or reimbursement or the Fund’s current expense cap at time of such repayment.

On September 30, 2017, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring March 31,
	2018	2019	2020
Fund Level	$2,653,378	$2,948,355	$1,370,569
Institutional	290,461	156,779	75,537
Service	—	82,218	—
Investor A	—	130,505	29,658
Investor B	—	—	10

20	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (continued)	BlackRock Money Market Portfolio

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Officer and Trustees in the Statement of Operations.

6.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended March 31, 2017. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of September 30, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

7.	PRINCIPAL RISKS

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease the Fund’s ability to buy or sell bonds. As a result, the Fund may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If the Fund needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) general economy; (ii) overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

Certain obligations held by the Fund have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Fund monitors its exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

Counterparty Credit Risk: Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

8.	CAPITAL SHARE TRANSACTIONS

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Unaudited) (continued)	BlackRock Money Market Portfolio

Transactions in capital shares for each class were as follows:

	Six Months Ended 09/30/17	Year Ended 03/31/17
Institutional
Shares sold	367,208,694	643,609,168
Shares issued in reinvestment of distributions	3,345,204	3,465,097
Shares redeemed	(183,257,752)	(682,785,754)

Net increase (decrease)	187,296,146	(35,711,489)

Service
Shares sold	4,240,217	130,779,942
Shares issued in reinvestment of distributions	30,588	15,634
Shares redeemed	(1,766,135)	(644,762,230)

Net increase (decrease)	2,504,670	(513,966,654)

Investor A
Shares sold	64,487,143	265,733,684
Shares issued in reinvestment of distributions	477,832	373,284
Shares redeemed	(42,738,750)	(319,984,375)

Net increase (decrease)	22,226,225	(53,877,407)

Investor B
Shares sold	—	118,169
Shares issued in reinvestment of distributions	15	145
Shares redeemed	(18,662)	(440,801)

Net decrease	(18,647)	(322,487)

Investor C
Shares sold	4,958,801	30,402,553
Shares issued in reinvestment of distributions	12,778	31,355
Shares redeemed	(9,969,749)	(42,069,297)

Net decrease	(4,998,170)	(11,635,389)

Total Net Increase (Decrease)	207,010,224	(615,513,426)

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

22	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met in person on April 20, 2017 (the “April Meeting”) and May 24-25, 2017 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock Money Market Portfolio (the “Fund”), a series of the Trust, and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Trust’s investment advisor.

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of thirteen individuals, eleven of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year, and/ or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Trust’s adherence to its compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trust’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on the fees and expenses of the Fund as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds as determined by Broadridge1; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs, closed-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by the Fund to BlackRock; and (g) sales and redemption data regarding the Fund’s shares.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Trust with respect to the Fund for a one-year term ending June 30, 2018. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	23

Disclosure of Investment Advisory Agreement  (continued)

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of Fund portfolio holdings, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to other funds in its applicable Broadridge category. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Fund management to discuss, the performance of the Fund throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for each of the one-, three- and five-year periods reported, the Fund ranked in the second quartile against its Broadridge Performance Universe. The Board reviewed the performance within the context of the low yield environment that has existed over the past several years.

The quartile standing of the Fund in its Broadridge peer group takes into account the Fund’s current yield only. BlackRock has reviewed with the Board that a money market fund can only be understood holistically, accounting for current yield and risk. While the Board reviews the Fund’s current yield performance, it also examines the liquidity, duration, and credit quality of the Fund’s portfolio. In the Board’s view, BlackRock’s money market funds have performed well over the one-, three- and five-year periods given BlackRock’s emphasis on preserving capital and seeking as high a level of current income as is consistent with liquidity while simultaneously managing risk.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund: The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with the other funds in its Broadridge category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of other funds in its Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2016 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

24	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement  (continued)

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Fund, to the Fund. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Fund in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the second and fourth quartiles, respectively, relative to the Expense Peers. The Board reviewed the expenses within the context of the low yield environment and consequent expense waivers and reimbursements. The Board further noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that BlackRock has contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. The Board additionally noted that, to enable the Fund to maintain minimum levels of daily net investment income, BlackRock and the Fund’s distributor have voluntarily agreed to waive a portion of the Fund’s fees and/or reimburse the Fund’s operating expenses as necessary. This waiver and/or reimbursement may be discontinued at any time without notice.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Fund benefits from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Trust with respect to the Fund for a one-year term ending June 30, 2018. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	25

Trustee and Officer Information

Rodney D. Johnson, Chair of the Board and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Barbara G. Novick, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Investment Adviser and Administrator	Transfer Agent
BlackRock Advisors, LLC	BNY Mellon Investment Servicing (US) Inc
Wilmington, DE 19809	Wilmington, DE 19809

Accounting Agent	Independent Registered Public Accounting Firm
JPMorgan Chase Bank, N.A.	Deloitte & Touche LLP
New York, NY 10179	Philadelphia, PA 19103

Custodians	Distributor
JPMorgan Chase Bank, N.A.	BlackRock Investments, LLC
New York, NY 10179	New York, NY 10022

Legal Counsel
The Bank of New York Mellon	Sidley Austin LLP
New York, NY 10286	New York, NY 10019

Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

26	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

ADDITIONAL INFORMATION	27

Additional Information  (continued)

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

28	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in This Report	BlackRock Money Market Portfolio

Portfolio Abbreviations — Fixed Income

LOC	Letter of Credit
RB	Revenue Bonds
VRDN	Variable Rate Demand Notes
LIBOR	London Interbank Offered Rate

Currency

USD	United States Dollar

GLOSSARY OF TERMS USED IN THIS REPORT	29

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 441-7762. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

MM-9/17-SAR

Item 2 – Code of Ethics – During the period covered by this report, the code of ethics was amended to clarify an inconsistency as to whom persons covered by the code should report suspected violations of the code. The amendment clarifies that such reporting should be made to BlackRock’s General Counsel, and retains the alternative option of anonymous reporting following “whistleblower” policies. Other non-material changes were also made in connection with this amendment. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls (800) 441-7762.

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) –  The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) –  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

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Item 13 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(a)(4) – Not Applicable

(b) – Certifications – Attached hereto

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: December 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: December 5, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: December 5, 2017

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